CONVERTIBLE NOTES PAYABLE (Details Narrative)																				3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 27, 2021 USD ($) Integer $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Apr. 29, 2021 USD ($) $ / shares shares	Apr. 13, 2021 USD ($) $ / shares shares	Apr. 02, 2021 USD ($) $ / shares shares	Mar. 16, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) $ / shares shares	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 03, 2021 USD ($) Integer $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) Integer	Sep. 18, 2020 USD ($) Integer	Sep. 10, 2020 USD ($) Integer	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Aug. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 07, 2020 $ / shares	Dec. 31, 2019 $ / shares
Short-term Debt [Line Items]
Purchase price																						$ 7,712,445		$ 57,500	$ 162,500
Debt instrument, interest rate, stated percentage	75.00%
Debt instrument conversion price per share | $ / shares	$ 1.00
Debt Instrument original issue discount																				$ 3,342,640		$ 3,342,640			$ 135,507	$ 135,507
Common stock value per share | $ / shares																				$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of common stock were issued | shares																				257,630
Repayment of convertible debt																						$ 455,000
Convertible note payable																				$ 3,671,433		3,671,433			$ 19,493	$ 19,493
Interest expense for notes payable																				$ 165,602	$ 0	$ 358,344	$ 0
Tiger Trout Capital Puerto Rico, LLC [Member]
Short-term Debt [Line Items]
Additional amount to be paid										$ 50,000
Eagle Equities LLC [Member]
Short-term Debt [Line Items]
Additional amount to be paid				$ 3,500,000
Chris Etherington [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage																				75.00%		75.00%
Trading days | Integer	20
Debt instrument conversion price per share | $ / shares																				$ 1.00		$ 1.00
Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Jan. 20, 2022
Debt Instrument original issue discount																				$ 66,594		$ 66,594
Debt conversion description														The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Total debt discounts																						$ 150,430
Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Debt Instrument original issue discount									$ 57,780
Debt conversion description									The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.			The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s Offering Statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Convertible Promissory Note [Member] | GS Capital Partners, LLC #1 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Jan. 25, 2022
Debt Instrument original issue discount
Total debt discounts																						$ 288,889
Convertible Promissory Note [Member] | GS Capital Partners, LLC #2 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Feb. 16, 2022
Debt Instrument original issue discount																				162,924		$ 162,924
Total debt discounts																						$ 414,854
Convertible Promissory Note [Member] | GS Capital Partners, LLC #3 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Mar. 16, 2022
Debt Instrument original issue discount																				264,353		$ 264,353
Total debt discounts																						$ 313,425
Convertible Promissory Note [Member] | GS Capital Partners, LLC #4 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Apr. 01, 2022
Debt Instrument original issue discount																				275,753		$ 275,753
Total debt discounts																						$ 274,247
Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Apr. 29, 2022
Debt Instrument original issue discount																				271,233		$ 271,233
Total debt discounts																						$ 278,767
Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Jun. 03, 2022
Debt Instrument original issue discount																				370,685		$ 370,685
Total debt discounts																						$ 179,315
Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Jan. 29, 2022
Debt Instrument original issue discount																				510,521		$ 510,521
Debt conversion description										Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.
Total debt discounts																						$ 1,029,479
Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Apr. 13, 2022
Debt Instrument original issue discount																				587,671		$ 587,671
Total debt discounts																						$ 512,329
Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Mar. 11, 2022
Debt Instrument original issue discount																				108,927		$ 108,927
Total debt discounts																						$ 891,073
Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Aug. 26, 2022
Debt Instrument original issue discount																				149,178		$ 149,178
Total debt discounts																						$ 15,822
Scott Hoey [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Sep. 10, 2022				Sep. 10, 2022
Debt Instrument original issue discount
Total debt discounts																						$ 7,500				$ 7,500
Cary Niu [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Sep. 18, 2022				Sep. 18, 2022
Debt Instrument original issue discount																				24,178		$ 24,178			42,877	$ 42,877
Total debt discounts																						$ 25,822				$ 7,123
Jesus Galen [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Oct. 06, 2022				Oct. 06, 2022
Debt Instrument original issue discount																				15,247		$ 15,247			26,466	$ 26,466
Total debt discounts																						$ 14,753				$ 3,534
Darren Huynh [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Oct. 06, 2022				Oct. 06, 2022
Debt Instrument original issue discount																				25,411		$ 25,411			44,110	$ 44,110
Total debt discounts																						$ 24,589				$ 5,890
Wayne Wong [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date																						Oct. 06, 2022				Oct. 06, 2022
Debt Instrument original issue discount																				12,705		$ 12,705			22,054	$ 22,054
Total debt discounts																						12,295				2,946
Matthew Singer [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Purchase price											$ 13,000
Debt instrument conversion price per share | $ / shares											$ 1.59
Number of common stock were issued | shares											8,197
Purchase Agreement [Member]
Short-term Debt [Line Items]
Trading days | Integer	20
Note payable																				$ 50,000		$ 50,000			50,000	50,000
Warrant price per share | $ / shares	$ 2.00
Purchase Agreement [Member] | Chris Etherington [Member]
Short-term Debt [Line Items]
Class of warrant share | shares																				37,500		37,500
Warrant price per share | $ / shares																				$ 2.00		$ 2.00
Purchase Agreement [Member] | Clubhouse Media Group Inc [Member]
Short-term Debt [Line Items]
Class of warrant share | shares	125,000
Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount	$ 550,000
Purchase price	$ 500,000
Conversion of beneficial share | shares	125,000
Debt Instrument original issue discount	$ 50,000
Debt conversion description	The Rui Wu Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Rui Wu Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Debt original discount amount	$ 50,000
Convertible note payable	550,000
Accretion expenses	514,850
Purchase Agreement [Member] | Convertible Promissory Note [Member] | Chris Etherington [Member]
Short-term Debt [Line Items]
Debt instruement face amount																				$ 165,000		$ 165,000
Purchase price	$ 150,000
Conversion of beneficial share | shares	37,500
Debt Instrument original issue discount																				15,000		15,000
Debt conversion description	The Chris Etherington Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Chris Etherington Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Debt original discount amount	$ 15,000
Convertible note payable																											$ 165,000
Accretion expenses	$ 160,538
Purchase Agreement [Member] | Convertible Promissory Note [Member] | Clubhouse Media Group Inc [Member]
Short-term Debt [Line Items]
Note payable																				165,000		165,000			0	0
Purchase Agreement [Member] | Scott Hoey [Member]
Short-term Debt [Line Items]
Note payable																				0		0			0	0
Purchase Agreement [Member] | Scott Hoey [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount																			$ 7,500
Purchase price																			$ 7,500
Debt instrument maturity date																			Sep. 10, 2022
Debt instrument, interest rate, stated percentage																			8.00%
Common stock conversion price percentage																			50.00%
Trading days | Integer																			20
Conversion of beneficial share | shares																10,833
Debt conversion amount																$ 7,500
Debt instrument conversion price per share | $ / shares																$ 0.69
Purchase Agreement [Member] | Cary Niu [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount																		$ 50,000
Purchase price																		$ 50,000
Debt instrument maturity date																		Sep. 18, 2022
Debt instrument, interest rate, stated percentage																		8.00%
Common stock conversion price percentage																		30.00%
Trading days | Integer																		20
Purchase Agreement [Member] | Jesus Galen [Member]
Short-term Debt [Line Items]
Note payable																				30,000		30,000			30,000	30,000
Purchase Agreement [Member] | Jesus Galen [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount																	$ 30,000
Purchase price																	$ 30,000
Debt instrument maturity date																	Oct. 06, 2022
Debt instrument, interest rate, stated percentage																	8.00%
Common stock conversion price percentage																	50.00%
Trading days | Integer																	20
Purchase Agreement [Member] | Darren Huynh [Member]
Short-term Debt [Line Items]
Note payable																				50,000		50,000			50,000	50,000
Purchase Agreement [Member] | Darren Huynh [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount																	$ 50,000
Purchase price																	$ 50,000
Debt instrument maturity date																	Oct. 06, 2022
Debt instrument, interest rate, stated percentage																	8.00%
Common stock conversion price percentage																	50.00%
Trading days | Integer																	20
Purchase Agreement [Member] | Wayne Wong [Member]
Short-term Debt [Line Items]
Note payable																				25,000		25,000			25,000	25,000
Purchase Agreement [Member] | Wayne Wong [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount																	$ 25,000
Purchase price																	$ 25,000
Debt instrument maturity date																	Oct. 06, 2022
Debt instrument, interest rate, stated percentage																	8.00%
Common stock conversion price percentage																	50.00%
Trading days | Integer																	20
Purchase Agreement [Member] | Mr Hoey [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Common stock conversion price percentage																			50.00%
Purchase Agreement [Member] | Matthew Singer [Member]
Short-term Debt [Line Items]
Note payable																				0		0			0	0
Purchase Agreement [Member] | Matthew Singer [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instruement face amount															$ 13,000
Purchase price															$ 13,000
Debt instrument maturity date															Jan. 03, 2023
Debt instrument, interest rate, stated percentage															8.00%
Common stock conversion price percentage															70.00%
Trading days | Integer															20
Conversion of beneficial share | shares															8,197
Debt conversion amount															$ 13,000
Debt instrument conversion price per share | $ / shares															$ 1.59
Securities Purchase Agreement [Member] | ProActive Capital SPV I, LLC [Member]
Short-term Debt [Line Items]
Note payable																				250,000		250,000			0	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Interest payable																												$ 3,515
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #1 [Member]
Short-term Debt [Line Items]
Note payable																				0		0			0	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #2 [Member]
Short-term Debt [Line Items]
Note payable																				481,294		481,294			0	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #3 [Member]
Short-term Debt [Line Items]
Note payable																				577,778		577,778			0	0
Securities Purchase Agreement [Member] | GS Capital Partners, LLC #4 [Member]
Short-term Debt [Line Items]
Note payable																				550,000		550,000			0	0
Securities Purchase Agreement [Member] | Eagle Equities LLC [Member]
Short-term Debt [Line Items]
Note payable																				1,100,000		1,100,000			0	0
Securities Purchase Agreement [Member] | Labrys Fund, LP [Member]
Short-term Debt [Line Items]
Debt instruement face amount							$ 1,000,000	$ 1,000,000
Debt instrument maturity date								Mar. 11, 2022
Debt instrument, interest rate, stated percentage							10.00%	10.00%
Note payable																				545,000		545,000			0	0
Common stock purchase per share | $ / shares							$ 10.00	$ 10.00
Number of common stock were issued | shares								125,000
Principal outstanding percentage							100.00%	100.00%
Administrative expenses							$ 750.00
Repayment of convertible debt																						455,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument maturity date	Aug. 26, 2022
Debt instrument, interest rate, stated percentage	10.00%
Common stock purchase per share | $ / shares	$ 0.001
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | ProActive Capital SPV I, LLC [Member]
Short-term Debt [Line Items]
Debt instruement face amount													$ 250,000	$ 250,000
Purchase price													$ 225,000	$ 225,000
Debt instrument maturity date													Jan. 20, 2022	Jan. 20, 2022
Debt instrument, interest rate, stated percentage													10.00%	10.00%
Conversion of beneficial share | shares													50,000
Debt Instrument original issue discount													$ 25,000	$ 25,000
Sale of common stock share | shares													50,000	50,000
Common stock purchase per share | $ / shares													$ 0.001	$ 0.001
Reimbursement amount													$ 10,000	$ 10,000
Debt conversion description														The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Debt original discount amount													25,000
Total debt discounts													$ 217,024
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Debt instruement face amount		$ 550,000	$ 550,000		$ 550,000	$ 577,778			$ 577,778			$ 288,889
Purchase price		$ 500,000	$ 500,000		$ 500,000	$ 520,000			$ 520,000			$ 260,000
Debt instrument maturity date		Jun. 03, 2022	Apr. 29, 2022		Apr. 01, 2022	Mar. 22, 2022			Feb. 19, 2022			Jan. 25, 2022
Debt instrument, interest rate, stated percentage		10.00%	10.00%		10.00%	10.00%			10.00%			10.00%
Debt Instrument original issue discount		$ 50,000	$ 50,000		$ 50,000	$ 57,778			$ 57,778			$ 28,889
Sale of common stock share | shares		85,000	125,000		45,000	100,000			100,000			50,000
Common stock purchase per share | $ / shares		$ 0.001	$ 0.001		$ 0.001	$ 0.001			$ 0.001			$ 0.001
Reimbursement amount		$ 5,000	$ 5,000		$ 10,000	$ 10,000			$ 10,000			$ 10,000
Debt conversion description		The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.	The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.		The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price	The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.						The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.
Total debt discounts		$ 550,000	$ 550,000		$ 550,000	$ 577,778			$ 577,778			$ 288,889
Common stock value per share | $ / shares			$ 0.001		$ 0.001	$ 0.001			$ 0.001
Proceeds from issuance of common stock		$ 85	$ 125		$ 45	$ 100			$ 100
Interest payable																												$ 96,484
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capitl Partners Member [Member]
Short-term Debt [Line Items]
Conversion of beneficial share | shares		85,000	125,000	165,000	45,000	100,000	125,000			220,000			50,000
Debt original discount amount		$ 50,000	$ 50,000	$ 100,000	$ 50,000	$ 57,778	$ 100,000			$ 440,000			$ 28,889
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital [Member]
Short-term Debt [Line Items]
Conversion of beneficial share | shares									100,000
Debt original discount amount									$ 57,778
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC #5 [Member]
Short-term Debt [Line Items]
Note payable																				550,000		550,000			0	0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | GS Capital Partners, LLC #6 [Member]
Short-term Debt [Line Items]
Note payable																				550,000		550,000			0	0
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Tiger Trout Capital Puerto Rico, LLC [Member]
Short-term Debt [Line Items]
Debt instruement face amount										1,540,000
Purchase price										$ 1,100,000
Debt instrument maturity date										Jan. 29, 2022
Debt instrument, interest rate, stated percentage										10.00%
Note payable																				$ 1,540,000		$ 1,540,000			$ 0	$ 0
Debt Instrument original issue discount										$ 440,000
Sale of common stock share | shares										220,000
Common stock purchase per share | $ / shares										$ 220.00
Debt conversion description										Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.
Total debt discounts										$ 1,540,000
Proceeds from issuance of common stock										$ 220.00
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Eagle Equities LLC [Member]
Short-term Debt [Line Items]
Debt instruement face amount				1,100,000
Purchase price				$ 1,000,000
Debt instrument maturity date	Aug. 26, 2022			Apr. 13, 2022
Debt instrument, interest rate, stated percentage				10.00%
Debt Instrument original issue discount				$ 100,000
Sale of common stock share | shares				165,000
Common stock purchase per share | $ / shares				$ 0.001
Reimbursement amount				$ 10,000
Debt conversion description				The Eagle Equities Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at Eagle Equities’ election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended. At such time, the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) will be convertible in restricted shares of Company Common Stock at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by Eagle Equities on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price. Alternatively, if the SEC has not qualified the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933 by October 10, 2021, and Eagle Equities Note has not yet been fully repaid, then Eagle Equities will have the right to convert the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) into restricted shares of Company Common Stock at a conversion price of $6.50 per share (subject to customary adjustments for any stock splits, etc. which occur following the April 13, 2021).
Total debt discounts				$ 1,100,000
Common stock purchase per share | $ / shares				$ 165.00
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Labrys Fund, LP [Member]
Short-term Debt [Line Items]
Debt instruement face amount							900,000	$ 900,000
Debt Instrument original issue discount							100,000	$ 100,000
Debt conversion description								Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.
Debt instrument, prepayment description								The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.
Securities Purchase Agreement [Member] | 10% Promissory Note [Member] | Labrys Fund, LP [Member]
Short-term Debt [Line Items]
Debt instruement face amount							$ 900,000	$ 900,000
Debt instrument maturity date							Mar. 11, 2022
Debt Instrument original issue discount							$ 100,000	$ 100,000
Debt conversion description							Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.
Total debt discounts							$ 1,000,000
Number of common stock were issued | shares							125,000
Debt instrument, prepayment description							Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.